UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09297

        Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 162.6% (99.0% of Total Investments)
	Alabama – 0.3% (0.2% of Total Investments)
$ 1,500	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000,	6/10 at 102.00	A–	$1,305,285
	5.750%, 12/01/20

	Alaska – 0.2% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AA	712,358
	12/01/34 – FGIC Insured

	Arizona – 1.1% (0.7% of Total Investments)
2,350	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,214,100
	2008A, 5.000%, 7/01/33
5,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	3,263,950
	5.000%, 12/01/37

7,350	Total Arizona			5,478,050

	California – 6.4% (3.9% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	AA	236,912
	1999A, 0.000%, 10/01/37 – MBIA Insured
5,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	1,589,280
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – FSA Insured
6,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	6,813,113
	Project, Series 2009, 6.750%, 2/01/38 (WI/DD, Settling 2/04/09)
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	4/09 at 100.00	Aaa	65,169
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	4,634,150
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,200	5.000%, 6/01/33	6/17 at 100.00	BBB	3,251,716
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	537,840
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	1,249,220
9,925	5.000%, 6/01/45	6/15 at 100.00	AAA	8,437,441
1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series	7/09 at 100.00	AA	1,513,628
	1997A, 5.375%, 7/01/12 – MBIA Insured
17,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA	2,125,170
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured

56,970	Total California			30,453,639

	Colorado – 4.1% (2.5% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	A3	748,305
	2007, 5.000%, 12/01/37 – RAAI Insured
	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car
	Projects, Series 1999A:
2,170	6.000%, 1/01/12 – MBIA Insured (Alternative Minimum Tax)	7/09 at 101.00	AA	2,195,519
675	6.000%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)	7/09 at 101.00	AA	682,837
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	4/09 at 101.00	AA	1,456,592
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA	2,288,832
	9/01/25 – MBIA Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA	3,765,000
	9/01/31 – MBIA Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	AA	5,944,800
	MBIA Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	AA	928,125
	MBIA Insured
2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,	No Opt. Call	AA	1,834,000
	0.000%, 1/01/12 – MBIA Insured

113,460	Total Colorado			19,844,010

	Connecticut – 0.6% (0.3% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	Baa3	2,688,394
	2007A, 5.750%, 9/01/34

	Florida – 9.8% (6.0% of Total Investments)
1,510	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series	6/09 at 101.00	A	1,464,851
	1997F, 5.800%, 12/01/17 – AMBAC Insured (Alternative Minimum Tax)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	12,979,650
	4.500%, 6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A2	1,804,450
	Series 2007, 5.000%, 10/01/34
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/09 at 100.00	BB+	11,134,623
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
22,000	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	17,281,000
	South Florida, Series 2007, 5.000%, 8/15/37 (UB)
4,055	South Miami Health Facilities Authority, FLorida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	2,368,161
	South Florida, Trust 1025, 8.182%, 8/15/42 (IF)

58,690	Total Florida			47,032,735

	Georgia – 2.4% (1.5% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa1	3,727,400
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 6.000%,	4/10 at 101.00	AA+ (4)	4,292,760
	4/01/25 (Pre-refunded 4/01/10)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 1999:
2,620	5.500%, 5/15/29 (Pre-refunded 5/15/09) – MBIA Insured	5/09 at 101.00	AA (4)	2,684,714
880	5.500%, 5/15/29 (Pre-refunded 5/15/09) – MBIA Insured	5/09 at 101.00	AA (4)	901,366

12,500	Total Georgia			11,606,240

	Idaho – 0.1% (0.1% of Total Investments)
115	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/09 at 101.00	Aa2	116,181
	1/01/21 (Alternative Minimum Tax)
160	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/10 at 100.00	Aa2	162,810
	7/01/22 (Alternative Minimum Tax)
240	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	247,675
	7/01/20 (Alternative Minimum Tax)

515	Total Idaho			526,666

	Illinois – 34.2% (20.9% of Total Investments)
2,020	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	12/09 at 102.00	BBB+	2,077,368
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA	609,793
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA	7,807,815
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
725	5.500%, 12/20/19 (Alternative Minimum Tax)	10/10 at 101.00	AA	735,382
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/10 at 101.00	AA	1,144,454
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/10 at 101.00	AA	1,753,714
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	AA	25,009,074
	1999, 5.500%, 1/01/23 – FGIC Insured
2,620	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	2,958,818
	AMBAC Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AA	2,873,135
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	206,399
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	941,860
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
500	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Series 1999,	12/09 at 102.00	AA	501,850
	5.375%, 12/01/29 – MBIA Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Baa1	3,123,485
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – MBIA Insured
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008,	8/18 at 100.00	AAA	1,603,120
	5.250%, 8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	763,320
	5.500%, 2/01/40 – AMBAC Insured
5,570	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,459,825
9,840	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,285,457
	Series 1985A, 5.500%, 8/01/20
5,595	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/09 at 100.00	AA	4,731,859
	1997A, 5.000%, 7/01/24 – MBIA Insured
5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/09 at 100.00	A	5,492,141
	1996B, 5.500%, 2/15/16
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	A+	1,286,280
	FGIC Insured
2,000	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A3	1,064,340
	Bonds, Series 2006, 0.000%, 12/01/21 – MBIA Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aa3	4,481,842
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – FSA Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	2,020,860
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
22,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	23,164,874
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – MBIA Insured	No Opt. Call	AA	6,352,728
13,000	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AA	6,236,880
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA	11/15 at 54.13	AA–	602,710
	GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – FSA Insured	No Opt. Call	AAA	27,402,419
3,500	5.750%, 6/01/23 – FSA Insured	No Opt. Call	AAA	3,986,185
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,306,383
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa3	4,994,700
	Bonds, Series 2006, 0.000%, 1/01/23 – FSA Insured
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aa3	3,066,345
	0.000%, 11/01/18 – FSA Insured

188,360	Total Illinois			164,045,415

	Indiana – 7.1% (4.4% of Total Investments)
8,755	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Charity Obligated Group,	11/09 at 101.00	AAA	9,187,935
	Series 1999D, 5.500%, 11/15/24 (Pre-refunded 11/15/09) – MBIA Insured
8,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AA (4)	8,695,520
	Group, Series 2000A, 5.500%, 2/15/26 (Pre-refunded 8/15/10) – MBIA Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	1,315,860
	Indiana, Series 2007, 5.500%, 3/01/37
6,830	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	AAA	4,845,142
	Series 2007A-1, Drivers 1847, 7.692%, 7/01/32 (Alternative Minimum Tax) (IF)
6,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	5,858,915
	MBIA Insured
4,190	Indianapolis, Indiana, Economic Development Revenue Bonds, Park Tudor Foundation Inc.,	6/09 at 101.00	Aa3 (4)	4,305,518
	Project, Series 1999, 5.700%, 6/01/24 (Pre-refunded 6/01/09)

36,450	Total Indiana			34,208,890

	Iowa – 0.8% (0.5% of Total Investments)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	3,880,940
	5.625%, 6/01/46

	Kansas – 1.3% (0.8% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 –	4/09 at 100.00	AA	3,826,109
	FGIC Insured
3,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	2,608,560
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20

6,825	Total Kansas			6,434,669

	Kentucky – 1.7% (1.0% of Total Investments)
3,030	Hardin County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	2/10 at 101.00	Aa3 (4)	3,217,375
	Series 2000, 5.750%, 2/01/20 (Pre-refunded 2/01/10)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	4/09 at 101.00	BB–	1,422,613
5,000	5.875%, 10/01/22	4/09 at 101.00	BB–	3,510,100

9,880	Total Kentucky			8,150,088

	Louisiana – 7.2% (4.4% of Total Investments)
2,245	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2000B, 5.625%,	5/10 at 101.50	AA– (4)	2,417,865
	5/01/25 (Pre-refunded 5/01/10) – FGIC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,869,823
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	4,559,752
	2004, 5.250%, 7/01/33 – MBIA Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	6,661,890
	Series 2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 –	5/16 at 100.00	AA–	4,652,916
	FGIC Insured (UB)
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	12/10 at 38.73	A	3,892,283
	12/01/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
9,545	5.500%, 5/15/30	5/11 at 101.00	BBB	7,304,598
5,000	5.875%, 5/15/39	5/11 at 101.00	BBB	3,175,700

51,905	Total Louisiana			34,534,827

	Massachusetts – 1.8% (1.1% of Total Investments)
1,455	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	988,760
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	4,455,792
	System, Series 2005, 5.000%, 10/01/19 – AGC Insured (UB)
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	467,592
	Series 2008E-1, 5.125%, 7/01/33
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	3/09 at 100.00	AA	615,205
	1996A, 5.875%, 9/01/23 – MBIA Insured (Alternative Minimum Tax)
2,200	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/09 at 100.00	AA	2,200,264
	1997A, 5.125%, 1/01/17 – MBIA Insured

9,425	Total Massachusetts			8,727,613

	Michigan – 3.9% (2.4% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA	4,886,700
	7/01/35 – MBIA Insured
15,255	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/09 at 101.00	BB	8,733,488
	Obligated Group, Series 1998A, 5.250%, 8/15/28
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,181,234
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
4,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	6/09 at 101.00	AA	4,024,120
	Series 1998A, 5.375%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

26,405	Total Michigan			18,825,542

	Minnesota – 1.5% (0.9% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	6,554,393
	Services, Series 2008A, 6.625%, 11/15/28
665	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%,	1/10 at 101.00	AA+	638,852
	7/01/31 (Alternative Minimum Tax)

7,040	Total Minnesota			7,193,245

	Missouri – 2.7% (1.6% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	2,588,950
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	1,594,900
1,885	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA	1,914,274
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
300	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	Baa1 (4)	328,878
2,185	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	2,395,328
3,670	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	4,023,274

20,040	Total Missouri			12,845,604

	Montana – 0.4% (0.2% of Total Investments)
815	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	846,687
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/09 at 100.00	A2	937,370
	Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)

1,815	Total Montana			1,784,057

	Nebraska – 0.2% (0.1% of Total Investments)
900	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	A2	978,156
	6.200%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 1.9% (1.1% of Total Investments)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 – AMBAC Insured	No Opt. Call	A	2,339,760
4,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	A	1,728,840
3,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	A	1,296,990
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AAA	3,613,200
	Series 2007B, Trust 2633, 17.125%, 7/01/31 – BHAC Insured (IF)

18,750	Total Nevada			8,978,790

	New Jersey – 6.6% (4.0% of Total Investments)
30	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	A	30,028
	Jersey City Medical Center, Series 2001, 4.800%, 8/01/21 – AMBAC Insured
1,830	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	1,900,894
	6.000%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	4,592,230
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	AA–	4,756,120
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	5,751,400
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
8,615	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	9,398,017
3,165	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,640,067
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	1,651,609
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)

43,135	Total New Jersey			31,720,365

	New Mexico – 0.7% (0.5% of Total Investments)
3,730	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	3,580,725
	7/01/32 – FSA Insured

	New York – 12.7% (7.7% of Total Investments)
2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/09 at 100.00	A3	2,173,537
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997,
	5.500%, 7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/09 at 100.75	AA	7,549,800
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B:
4,005	5.250%, 6/01/19 (Pre-refunded 6/01/09) – AMBAC Insured	6/09 at 102.00	A (4)	4,140,249
7,005	5.250%, 6/01/21 (Pre-refunded 6/01/09) – AMBAC Insured	6/09 at 102.00	A (4)	7,241,559
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	4,185,480
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative
	Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	5,013,767
	Pilot, Series 2009A, 7.000%, 3/01/49 (WI/DD, Settling 2/05/09) – AGC Insured
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	AAA	2,291,350
	Revenue Bonds, Series 2008, Trust 1199, 8.556%, 6/15/36 – FSA Insured (IF)
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	8,655,240
	Government Assistance Corporation, Series 2004, 5.000%, 10/15/32 – AMBAC Insured (UB)
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	10,389,200
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/09 at 101.00	AA	9,286,200
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – MBIA Insured (Alternative
	Minimum Tax)

62,735	Total New York			60,926,382

	North Carolina – 1.3% (0.8% of Total Investments)
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	4,502,433
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
1,500	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,515,450
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.250%,
	1/15/24 – AGC Insured

5,330	Total North Carolina			6,017,883

	Ohio – 5.2% (3.1% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School	12/11 at 100.00	A1 (4)	2,550,608
	Improvement Bonds, Series 2001, 5.125%, 12/01/21 (Pre-refunded 12/01/11) –
	FGIC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
170	5.125%, 6/01/24	6/17 at 100.00	BBB	124,700
1,800	5.875%, 6/01/30	6/17 at 100.00	BBB	1,150,902
1,740	5.750%, 6/01/34	6/17 at 100.00	BBB	1,037,545
3,930	5.875%, 6/01/47	6/17 at 100.00	BBB	2,223,830
3,635	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/09 at 100.00	Aa2	3,605,084
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,180,902
	5.000%, 5/01/30
11,900	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	9,842,371
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
1,025	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/09 at 100.00	Aa2	1,028,413

30,150	Total Ohio			24,744,355

	Oregon – 0.5% (0.3% of Total Investments)
2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Revenue Bonds, Series	6/10 at 101.00	Aa3	2,399,863
	2000A, 5.500%, 6/15/20 – AMBAC Insured

	Pennsylvania – 6.3% (3.8% of Total Investments)
3,480	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	4,040,036
	Allegheny Health System, Series 2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)
1,030	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,046,501
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10
	(Alternative Minimum Tax)
1,250	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AAA	1,175,513
	FSA Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006,	10/16 at 100.00	AA+	1,223,565
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
18,900	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1998A, 5.500%, 6/15/18 – FGIC	6/09 at 101.00	AA	18,949,139
	Insured (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa3 (4)	3,675,174
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured

29,365	Total Pennsylvania			30,109,928

	Puerto Rico – 3.5% (2.1% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,156,625
	6.000%, 7/01/44
	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,
4,300	4.500%, 12/01/23 (UB)	12/13 at 100.00	AA+	4,200,584
8,200	4.500%, 12/01/23 (UB)	12/13 at 100.00	AAA	9,172,848
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	1,050,464
	0.000%, 7/01/42 – FGIC Insured

27,845	Total Puerto Rico			16,580,521

	Rhode Island – 3.5% (2.2% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	5/09 at 102.00	BBB+	2,050,041
	RAAI Insured
3,500	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/10 at 101.00	Baa1 (4)	3,744,265
	Building Projects, Series 1999A, 5.750%, 4/01/29 (Pre-refunded 4/01/10) – AMBAC Insured
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.415%, 10/01/27 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,277,700
1,000	9.515%, 10/01/32 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	793,920
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	9,073,500
	Series 2002A, 6.125%, 6/01/32

20,515	Total Rhode Island			16,939,426

	South Carolina – 0.3% (0.2% of Total Investments)
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 –	5/11 at 101.00	AA–	1,353,540
	AMBAC Insured

	Tennessee – 2.2% (1.3% of Total Investments)
6,400	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	A	6,047,872
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B,	3/11 at 100.00	AAA	2,435,500
	5.125%, 3/01/26 – FSA Insured
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,356,963
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	723,060
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46

12,635	Total Tennessee			10,563,395

	Texas – 8.1% (4.9% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	1,415,654
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AA	1,941,485
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,150	City of Dallas, Texas, Civic Center Convention Complex Refunding and Improvement Revenue	2/09 at 101.00	AA	1,163,536
	Bonds, Series 1998, 5.000%, 8/15/18 – MBIA Insured
	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 1999:
1,535	0.000%, 8/15/20	8/09 at 52.47	AAA	794,608
2,100	0.000%, 8/15/21	8/09 at 49.48	AAA	1,014,090
2,200	0.000%, 8/15/23	8/09 at 52.47	AAA	942,810
2,100	0.000%, 8/15/24	8/09 at 41.50	AAA	848,043
2,200	0.000%, 8/15/25	8/09 at 39.14	AAA	837,254
2,095	0.000%, 8/15/26	8/09 at 36.91	AAA	751,435
820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	907,223
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,205	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	AA	1,091,255
	2001A, 0.000%, 11/15/20 – MBIA Insured
3,130	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A	863,442
	Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured
2,500	Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%, 8/01/25	8/10 at 100.00	AAA	2,696,200
	(Pre-refunded 8/01/10) – FSA Insured
2,000	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%, 3/15/26	3/09 at 100.00	A– (4)	2,011,740
	(Pre-refunded 3/15/09) – FGIC Insured
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	6,849,321
	Bonds, Series 2004, 0.000%, 8/15/34
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AA	2,004,596
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	5,896,843
	Bonds, Series 2006, 0.000%, 8/15/38
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AA	930,840
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	Aa3	988,236
	2007, Residuals 1760-3, 9.591%, 2/15/36 (IF)
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,464,820
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	1,781,460
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	1,561,560

119,310	Total Texas			38,756,451

	Utah – 0.2% (0.1% of Total Investments)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
225	5.700%, 7/01/19 (Alternative Minimum Tax)	1/10 at 101.50	Aaa	229,952
70	5.750%, 7/01/21 (Alternative Minimum Tax)	1/10 at 101.50	AA	70,731
30	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D, 5.850%, 7/01/21	7/09 at 101.00	AA	30,444
	(Alternative Minimum Tax)
10	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21	7/09 at 101.50	Aa3	10,386
	(Alternative Minimum Tax)
585	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/10 at 100.00	AA–	592,570
	1/01/15 (Alternative Minimum Tax)

920	Total Utah			934,083

	Virginia – 0.4% (0.2% of Total Investments)
3,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,711,200
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42

	Washington – 12.2% (7.5% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	AA–	4,484,800
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AA	1,793,101
2,590	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AA	2,640,919
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AA	893,996
1,260	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AA	1,284,772
4,820	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds,	3/11 at 100.00	AAA	5,077,774
	Series 2001, 5.500%, 3/01/19 – FSA Insured
6,650	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	5,887,179
	Series 2002, 6.500%, 6/01/26
11,605	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AA	11,769,790
	1999, 5.250%, 7/01/16 – MBIA Insured
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AAA	2,449,721
	FSA Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	11,367,659
18,470	0.000%, 1/01/21	No Opt. Call	AA+	11,058,543

73,025	Total Washington			58,708,254

	Wisconsin – 9.2% (5.6% of Total Investments)
1,390	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	1,325,059
	Bonds, Series 2002, 6.000%, 6/01/17
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aa3 (4)	1,989,096
	11/01/14) – FSA Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aa3	548,621
3,810	La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds, Dairyland Power	12/09 at 101.00	A2	3,921,100
	Cooperative, Series 1997C, 5.550%, 2/01/15 – AMBAC Insured
7,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	6,435,585
	2006A, 5.000%, 11/15/36
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare
	Development Inc., Series 1999:
8,375	6.250%, 11/15/20 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	8,833,113
5,000	6.250%, 11/15/28 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	5,273,500
4,380	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and	5/09 at 101.00	A	3,985,318
	Medical Center Inc., Series 1999, 5.625%, 5/15/29
12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/09 at 101.00	A2	10,839,069
	Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,150,820
	Services Inc., Series 2003A, 5.125%, 8/15/33

47,515	Total Wisconsin			44,301,281

$ 1,123,930	Total Municipal Bonds (cost $845,367,599)			779,582,865

Shares	Description (1)			Value

	Investment Companies – 0.1% (0.1% of Total Investments)
9,219	BlackRock MuniHoldings Fund Inc.			$108,047
32,332	Morgan Stanley Quality Municipal Income Trust			328,493

	Total Investment Companies (cost $534,262)			436,540

	Total Long-Term Investments (cost $845,901,861) – 162.7%			780,019,405

Principal
Amount (000)	Description (1)		Ratings (3)	Value

	Short-Term Investments – 1.4% (0.9% of Total Investments)
$ 2,865	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds,		VMIG-1	2,865,000
	Ninth Street Garage Project, Variable Rate Demand Obligations, Series 2004B, 0.450%, 6/01/34 (5)
3,990	Montgomery County Public Building Authority, Tennessee, Tennessee County Loan Pool Program		VMIG-1	3,990,000
	Revenue Bonds, Variable Rate Demand Obligations, Series 1997, 0.450%, 11/01/27 (5)

$ 6,855	Total Short-Term Investments (cost $6,855,000)			6,855,000

	Total Investments (cost $852,756,861) – 164.1%			786,874,405

	Floating Rate Obligations – (10.2)%			(48,740,000)

	Other Assets Less Liabilities – 1.7%			8,170,020

	Auction Rate Preferred Shares, at Liquidation Value – (55.6)% (6)			(266,800,000)

	Net Assets Applicable to Common Shares – 100%			$479,504,425

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s“) or Moody’s Investor Service,
Inc. (“Moody’s“) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$436,540	$786,437,865	$ —	$786,874,405

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $803,055,587.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 33,589,789
Depreciation	(98,508,022)

Net unrealized appreciation (depreciation) of investments	$(64,918,233)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009